INVESTMENT SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total investment securities, amortized cost basis	$ 83,179	$ 80,793	$ 105,733
Gross Unrealized Gains	1,326	1,244	3,026
Gross Unrealized Losses	(842)	(1,078)	(420)
Available-for-sale securities, at fair value	83,663	80,959	108,339
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Maximum duration of securities in unrealized loss positions	11 months
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities	81,627	79,240	102,939
Gross Unrealized Gains	923	860	2,697
Gross Unrealized Losses	(842)	(1,078)	(420)
Available-for-sale securities, at fair value	81,708	79,022	105,216
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(602)	(1,026)	(30)
Twelve months or more Unrealized Losses	(240)	(52)	(390)
Total Unrealized Losses	(842)	(1,078)	(420)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	31,486	39,129	5,385
Twelve months or more Fair Value	6,240	1,275	1,580
Total Fair Value	37,726	40,404	6,965
Number of securities in unrealized loss positions, less than twelve months	30	40	13
Number of securities in unrealized loss positions, twelve months or more	9	4	2
Number of securities in unrealized loss positions	39	44	15
US Treasury, agencies and GSEs
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities	19,910	16,935	6,175
Gross Unrealized Gains	3	2	16
Gross Unrealized Losses	(315)	(340)	(8)
Available-for-sale securities, at fair value	19,598	16,597	6,183
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(283)	(340)	(8)
Twelve months or more Unrealized Losses	(32)
Total Unrealized Losses	(315)	(340)	(8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	12,683	15,573	992
Twelve months or more Fair Value	1,974
Total Fair Value	14,657	15,573	992
Number of securities in unrealized loss positions, less than twelve months	11	14	1
Number of securities in unrealized loss positions, twelve months or more	2
Number of securities in unrealized loss positions	13	14	1
State and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities	6,300	6,429	26,413
Gross Unrealized Gains	154	164	1,065
Gross Unrealized Losses	(4)	(6)	(7)
Available-for-sale securities, at fair value	6,450	6,587	27,471
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(2)	(4)	(7)
Twelve months or more Unrealized Losses	(2)	(2)
Total Unrealized Losses	(4)	(6)	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	332	114	2,008
Twelve months or more Fair Value	181	397
Total Fair Value	513	511	2,008
Number of securities in unrealized loss positions, less than twelve months	2	1	8
Number of securities in unrealized loss positions, twelve months or more	2	3
Number of securities in unrealized loss positions	4	4	8
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities	11,870	13,498	22,942
Gross Unrealized Gains	190	198	468
Gross Unrealized Losses			(404)
Available-for-sale securities, at fair value	12,060	13,696	23,006
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses			(14)
Twelve months or more Unrealized Losses			(390)
Total Unrealized Losses			(404)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value			974
Twelve months or more Fair Value			1,580
Total Fair Value			2,554
Number of securities in unrealized loss positions, less than twelve months			2
Number of securities in unrealized loss positions, twelve months or more			2
Number of securities in unrealized loss positions			4
Number of securities rated below A2 or better	2
Number of securities not in unrealized loss positions	2
Residential mortgage-backed - US agency
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities	43,547	42,378	47,113
Gross Unrealized Gains	576	496	1,139
Gross Unrealized Losses	(523)	(732)	(1)
Available-for-sale securities, at fair value	43,600	42,142	48,251
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(317)	(682)	(1)
Twelve months or more Unrealized Losses	(206)	(50)
Total Unrealized Losses	(523)	(732)	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	18,471	23,442	1,411
Twelve months or more Fair Value	4,085	878
Total Fair Value	22,556	24,320	1,411
Number of securities in unrealized loss positions, less than twelve months	17	25	2
Number of securities in unrealized loss positions, twelve months or more	5	1
Number of securities in unrealized loss positions	22	26	2
Number of securities not in unrealized loss positions	5
Residential Mortgage Backed Private Label
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, debt securities			296
Gross Unrealized Gains			9
Gross Unrealized Losses
Available-for-sale securities, at fair value			305
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of unrealized loss positions		1
Municipal Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of unrealized loss positions		3
Number of securities not in unrealized loss positions	2
Number of securities in relatively insignificant unrealized loss positions	2
US agency securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities not in unrealized loss positions	2
GSE agency
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Number of securities in relatively insignificant unrealized loss positions	2
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, equity securities	1,552	1,553	2,794
Gross Unrealized Gains	403	384	329
Gross Unrealized Losses
Available-for-sale securities, at fair value	1,955	1,937	3,123
Mutual Funds Ultra Short Mortgage Funds
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, equity securities	643	643	1,286
Gross Unrealized Gains	4	5	5
Gross Unrealized Losses
Available-for-sale securities, at fair value	647	648	1,291
Mutual Funds Large Cap Equity Fund
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, equity securities	456	456	905
Gross Unrealized Gains	199	195	176
Gross Unrealized Losses
Available-for-sale securities, at fair value	655	651	1,081
Other Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, equity securities	183	183	183
Gross Unrealized Gains	181	162	136
Gross Unrealized Losses
Available-for-sale securities, at fair value	364	345	319
Mutual funds Common Stock Financial Services Industry
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, equity securities	270	271	420
Gross Unrealized Gains	19	22	12
Gross Unrealized Losses
Available-for-sale securities, at fair value	$ 289	$ 293	$ 432